[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403
MORGAN STANLEY EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (94.3%)
(Unless otherwise noted)
Austria (0.4%)
Commercial Banks
Raiffeisen International Bank Holding AG	(a)	23,987	$1,602
Brazil (13.0%)
Aerospace & Defense
Empresa Brasileira de Aeronautica S.A. ADR		103,380	3,991
Commercial Banks
Banco Itau Holding Financeira S.A. (Preference)		12,692	3,013
Banco Itau Holding Financeira S.A. ADR		38,443	4,561
Banco Nacional SA (Preferred)	(a)	61,598,720	—	@
Unibanco - Uniao de Bancos Brasileiros S.A.		51,431	541
Unibanco - Uniao de Bancos Brasileiros S.A. GDR		71,250	3,748
			11,863
Diversified Telecommunication Services
Embratel Participacoes S.A. (Preference)	(a)	660,500,000	1,528
Electric Utilities
CEMIG SA (Preference)		6,607,608	250
CEMIG SA ADR		39,400	1,501
Centrais Electricas Brasileiras S.A. (Preference)		85,618,000	1,659
CPFL Energia SA		116,010	1,233
CPFL Energia SA ADR		10,810	344
			4,987
Metals & Mining
CVRD ADR		274,892	10,696
CVRD, ‘A’ (Preference)		4,313	167
Gerdau S.A. (Preference)		110,700	1,648
Gerdau S.A. ADR		47,927	716
			13,227
Oil & Gas
Petrobras S.A. (Preference)		114,316	1,823
Petrobras S.A. ADR		95,063	6,796
Petrobras S.A. ADR (Preference)		162,556	10,363
			18,982
Road & Rail
All America Latina Logistica S.A.		40,220	1,596
Wireless Telecommunication Services
Telesp Celular Participacoes S.A.	(a)	14,157	49
Telesp Celular Participacoes S.A. (Preference)	(a)	294,876	1,173
			1,222
			57,396
Chile (0.7%)
Electric Utilities
Enersis S.A. ADR		259,470	2,968
China/Hong Kong (5.2%)
Airlines
Air China Ltd., ‘H’	(a)	956,000	296
Communications Equipment
China Techfaith Wireless Communication Technology Ltd. ADR	(a)	29,300	277
Foxconn International Holdings Ltd.	(a)	451,000	488
			765
Computers & Peripherals
TPV Technology Ltd.		2,038,000	1,409
Electric Utilities
Huadian Power International Co.		2,862,000	793
Electronic Equipment & Instruments
Kingboard Chemical Holdings Ltd.	(b)	499,000	1,245
Food & Staples Retailing
Lianhua Supermarket Holdings Co., Ltd., ‘H’		552,000	640
Wumart Stores, Inc., ‘H’		280,000	603
			1,243
Food Products
Global Bio-Chem Technology Group Co., Ltd.		3,647,000	1,669
Health Care Equipment & Supplies
Moulin Global Eyecare Holdings Ltd.	(b)	568,000	—	@
Household D urables
Grande Holdings Ltd.	(b)	536,000	435
Insurance
China Life Insurance Co., Ltd.	(a)	2,021,000	1,563
Ping An Insurance Group Co. of China Ltd., ‘H’		837,000	1,462
			3,025
Metals & Mining
Asia Aluminum Holdings Ltd.		7,698,000	794
Multi-Utilities & Unregulated Power
China Resources Power Holdings Co.		1,995,000	1,273

Oil & Gas
PetroChina Co., Ltd., ‘H’		3,736,000	3,131
Specialty Retail
GOME Electrical Appliances Holdings Ltd.		2,024,000	1,220
Textiles, Apparel & Luxury Goods
Fountain Set Holdings Ltd.		1,239,000	603
Victory City International Holdings Ltd.		1,051,000	284
			887
Trading Companies & Distributors
Shougang Concord Century Holdings Ltd.		3,415,000	216
Transportation Infrastructure
Hainan Meilan International Airport Co., Ltd., ‘H’		636,000	338
Hopewell Highway Infrastructure Ltd.		1,296,000	919
			1,257
Wireless Telecommunication Services
China Mobile Hong Kong Ltd.		632,000	3,096
			22,754
Colombia (0.4%)
Commercial Banks
BanColombia S.A. ADR		74,370	1,632
Egypt (0.4%)
Tobacco
Eastern Tobacco		51,453	1,970
Hungary (0.3%)
Pharmaceuticals
Gedeon Richter Rt.		7,039	1,268
India (6.5%)
Agriculture
ITC Ltd.		180,000	560
Automobiles
Hero Honda Motors Ltd.		99,900	1,686
Mahindra & Mahindra Ltd.		152,000	1,308
			2,994
Commercial Banks
HDFC Bank Ltd.		95,000	1,486
Punjab National Bank Ltd.	(b)	91,500	986
UTI Bank Ltd.		66,000	399
UTI Bank Ltd. GDR	(a)	83,000	494
			3,365
Construction Materials
Gujarat Ambuja Cements Ltd. GDR		547,500	903
Gujarat Ambuja Cements Ltd.		127,500	223
			1,126
Diversified Telecommunication Services
Mahanagar Telephone Nigam Ltd.		234,000	679
Electrical Equipment
ABB Ltd.		39,281	1,528
Bharat Heavy Electricals Ltd.		151,700	4,225
			5,753
Household Products
Hindustan Lever Ltd.		269,500	1,111
Industrial Conglomerates
Siemens India Ltd.		15,000	895
Internet Software & Services
IndiaInfo.com PCL	(b)	116,052	—	@
IT Services
Infosys Technologies Ltd.		56,408	3,230
Wipro Ltd.		115,000	973
			4,203
Metals & Mining
Hindalco Industries Ltd.		246,000	823
Oil & Gas
Oil & Natural Gas Corp., Ltd.		8,700	210
Reliance Industries Ltd.		25,000	451
			661
Pharmaceuticals
Aventis Pharma Ltd.		26,000	857
Cipla Ltd.		118,000	1,020
GlaxoSmithkline Pharmaceuticals Ltd.		42,000	847
Glenmark Pharmaceuticals Ltd.		115,000	832
			3,556
Road & Rail
Container Corp. of India Ltd.		41,600	1,259
Thrifts & Mortgage Finance
Housing Development Finance Corp., Ltd.		59,000	1,396
Tobacco
ITC Ltd. GDR (Registered)		172,500	531
			28,912
Indonesia (0.3%)
Commercial Banks
Bank Central Asia Tbk PT		2,520,000	844
Oil & Gas
Bumi Resources Tbk PT		4,857,500	425
Tobacco
Gudang Garam Tbk PT		245,000	259
			1,528

Israel (0.7%)
Aerospace & Defense
Elbit Systems Ltd.		1	—	@
Software
Check Point Software Technologies Ltd.	(a)	129,544	3,151
Malaysia (1.5%)
Commercial Banks
Commerce Asset Holdings Bhd		532,000	791
Construction & Engineering
Road Builder (Malaysia) Holdings Bhd		434,500	227
Electric Utilities
Tenaga Nasional Bhd		648,200	1,857
Hotels, Restaurants & Leisure
Magnum Corp. Bhd		1,145,000	629
Resorts World Bhd		222,000	648
			1,277
Multi-Utilities & Unregulated Power
YTL Corp. Bhd		834,933	1,218
Real Estate
Bandar Raya Developments Bhd		729,000	232
MK Land Holdings Bhd		1,271,000	302
SP Setia Bhd		733,500	755
			1,289
			6,659
Mexico (10.3%)
Beverages
Femsa ADR		62,000	4,335
Commercial Banks
Grupo Financiero Banorte S.A. de CV, ‘O’		174,060	1,555
Construction & Engineering
Empresas ICA Sociedad Controladora S.A. de CV	(a)	1,319,200	504
Empresas ICA Sociedad Controladora S.A. de CV ADR	(a)	75,300	170
			674
Food & Staples Retailing
Wal-Mart de Mexico S.A. ADR		49,915	2,539
Wal-Mart de Mexico S.A. de C.V., ‘V’		2,176,358	11,095
			13,634
Household Products
Kimberly-Clark de Mexico S.A. de CV, ‘A’		416,990	1,574
Media
Grupo Televisa S.A. ADR		154,690	11,093
Wireless Telecommunication Services
America Movil S.A. de CV, ‘L’ ADR		473,431	12,461
			45,326
Morocco (0.8%)
Commercial Banks
Attijariwafa Bank		2,299	272
Banque Marocaine du Commerce Exterieur		17,800	1,374
			1,646
Diversified Telecommunication Services
Maroc Telecom	(a)	20,600	218
Industrial Conglomerates
ONA S.A.		16,900	1,810
			3,674
Poland (3.6%)
Commercial Banks
Bank Pekao SA		54,370	3,001
Powszechna Kasa Oszczednosci Bank Polski SA		318,012	3,072
			6,073
Diversified Telecommunication Services
Telekomunikacja Polska S.A.		84,291	657
Telekomunikacja Polska S.A. GDR		443,500	3,469
			4,126
Media
Agora S.A.		104,514	2,179
TVN S.A.	(a)	122,093	2,134
			4,313
Oil & Gas
Polski Koncern Naftowy Orlen S.A.		67,516	1,383
			15,895
Russia (10.0%)
Beverages
Efes Breweries International N.V. GDR	(a)	53,933	1,922
Commercial Banks
Sberbank RF		65,300	6,269
Food & Staples Retailing
Pyaterochka Holding N.V. GDR	(a)	98,001	1,991
Pyaterochka Holding N.V. GDR	(a)(d)	106,939	2,173
			4,164
Food Products
Wimm-Bill-Dann Foods OJSC ADR	(a)	113,500	2,179
Metals & Mining
Highland Gold Mining Ltd.		412,400	1,607
Oil & Gas
LUKOIL ADR		334,576	19,322
Novatek OAO GDR	(a)	55,708	1,331
OAO Gazprom ADR (Registered)		26,400	1,777

Surgutneftegaz ADR		51,704		2,792
				25,222
Paper & Forest Products
Alliance Cellulose Ltd., ‘B’	(b)	156,075		—	@
Wireless Telecommunication Services
Mobile Telesystems ADR		47,700		1,941
Mobile Telesystems GDR		69,600		2,829
				4,770
				46,133
South Africa (11.2%)
Commercial Banks
Standard Bank Group Ltd.		627,117		6,908
Construction & Engineering
Aveng Ltd.		929,800		2,451
Construction Materials
Pretoria Portland Cement Co., Ltd.		44,000		2,015
Diversified Financial Services
African Bank Investments Ltd.		1,038,900		3,474
Food Products
Tiger Brands Ltd.		159,990		3,520
Food & Staples Retailing
Massmart Holdings Ltd.		398,026		3,382
Shoprite Holdings Ltd.		731,000		1,984
				5,366
Household Durables
Steinhoff International Holdings Ltd.		1,118,700		3,468
Industrial Conglomerates
Barloworld Ltd.		134,500		2,461
Murray & Roberts Holdings Ltd.		590,200		1,825
				4,286
Media
Naspers Ltd., ‘N’		305,200		4,994
Metals & Mining
BidBEE Ltd.	(a)	—	@	—	@
Harmony Gold Mining Co., Ltd.	(a)	188,229		2,118
Harmony Gold Mining Co., Ltd. ADR	(a)	89,796		982
mpala Platinum Holdings Ltd. I		19,235		2,188
				5,288
Specialty Retail
Edgars Consolidated Stores Ltd.		606,000		3,027
J.D. Group Ltd.		96,600		1,179
Lewis Group Ltd.		28,200		191
				4,397
Wireless Telecommunication Services
MTN Group Ltd.		799,440		6,628
				52,795
South Korea (11.1%)
Airlines
Korean Air Lines Co., Ltd.		30,140		549
Auto Components
Hankook Tire Co., Ltd.		171,310		2,266
Hyundai Mobis		31,660		2,600
				4,866
Automobiles
Hyundai Motor Co.		31,750		2,480
Hyundai Motor Co. (Preference)		20,960		1,109
KIA Motors Corp.		80,010		1,495
				5,084
Commercial Banks
Pusan Bank		83,930		913
Shinhan Financial Group Co., Ltd.		98,010		3,409
				4,322
Construction & Engineering
Daelim Industrial Co.		6,390		451
Doosan Heavy Industries and Construction Co., Ltd.		97,660		1,844
GS Engineering & Construction Corp.		72,710		2,898
				5,193
Electronic Equipment & Instruments
Samsung SDI Co., Ltd.		20,230		2,103
Food Products
Orion Corp.		15,680		2,780
Insurance
Samsung Fire & Marine Insurance Co., Ltd.		8,980		929
Machinery
Doosan Infracore Co., Ltd.		52,180		590
Hyundai Heavy Industries Co., Ltd.		16,800		1,250
Samsung Heavy Industries Co., Ltd.		43,120		628
STX Shipbuilding Co., Ltd.		50,554		992
				3,460
Oil & Gas
S-Oil Corp.		11,550		946
SK Corp.		32,360		1,876
				2,822
Pharmaceuticals
Hanmi Pharm Co., Ltd.		6,260		586

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.		15,397	8,676
Samsung Electronics Co., Ltd. (Preference)		7,060	3,072
			11,748
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.		79,660	1,710
Handsome Co., Ltd.		29,070	298
			2,008
Tobacco
KT&G Corp.		62,340	2,700
			49,150
Taiwan (8.6%)
Airlines
Eva Airways Corp.		294	—	@
Auto Components
Cheng Shin Rubber Industry Co., Ltd.		586,967	479
Capital Markets
Polaris Securities Co., Ltd.		1,031,893	401
Commercial Banks
Chinatrust Financial Holding Co.		1,652,220	1,424
Taishin Financial Holdings Co., Ltd.		1,386,139	812
			2,236
Computers & Peripherals
Catcher Technology Co., Ltd.		51,273	371
Compal Electronics, Inc.		1,625,000	1,604
Infortrend Technology, Inc.		482,552	845
			2,820
Construction & Engineering
CTCI Corp.		829,258	387
Electrical Equipment
Phoenixtec Power Co., Ltd.		577,730	566
Electronic Equipment & Instruments
AU Optronics Corp.		2,025,150	2,624
AU Optronics Corp. ADR		51,500	667
Delta Electronics, Inc.		1,053,479	1,800
Delta Electronics, Inc. GDR		81,867	699
HON HAI Precision Industry Co., Ltd.		579,821	2,700
Radiant Opto-Electronics Corp.		291,785	728
			9,218
Household D urables
Tsann Kuen Enterprise Co., Ltd.		679,347	1,087
Insurance
Cathay Financial Holding Co., Ltd.		1,126,000	2,100
Shin Kong Financial Holding Co., Ltd.		3,796,895	3,204
			5,304
Leisure Equipment & Products
Asia Optical Co., Inc.		220,174	1,406
Largan Precision Co., Ltd.		127,798	1,144
			2,550
Machinery
Kaulin Manufacturing Co., Ltd.		368,602	349
Marine
Yang Ming Marine Transport		345,000	218
Metals & Mining
China Steel Corp.		2,182,550	1,947
Semiconductors & Semiconductor Equipment
MediaTek, Inc.		278,597	2,628
United Microelectronics Corp.		6,292,087	4,039
Vanguard International Semiconductor Corp.		1,477,913	1,024
			7,691
Software
Cyberlink Corp.		149,979	396
Springsoft, Inc.		466,641	785
			1,181
Wireless Telecommunication Services
Far EasTone Telecommunications Co., Ltd.		744,000	843
Taiwan Mobile Co., Ltd.		958,000	912
			1,755
			38,189
Thailand (3.3%)
Commercial Banks
Bangkok Bank PCL (Foreign)		667,900	1,855
Kasikornbank PCL (Foreign)		852,900	1,392
Siam City Bank PCL (Foreign)		1,055,200	688
Siam Commercial Bank PCL (Foreign)		423,200	531
			4,466
Construction & Engineering
CH. Karnchang PCL (Foreign)	(b)	1,305,300	413
Italian-Thai Development PCL (Foreign)	(b)	4,962,000	1,185
Sino Thai Engineering & Construction PCL (Foreign)	(a)	1,010,000	310
			1,908
Diversified Telecommunication Services
True Corp. PCL (Foreign)	(a)	1,570,800	301
Food & Staples Retailing
CP Seven Eleven PCL (Foreign)	(b)	5,122,000	774
Siam Makro PCL (Foreign)	(b)	100,700	154
			928

Household Durables
Asian Property Development PCL (Foreign)	(b)		3,878,600	342
Lalin Property PCL (Foreign)	(b)		1,145,300	139
Land & Houses PCL (Foreign)			2,602,400	574
				1,055
Oil & Gas
Banpu PCL (Foreign)			74,700	293
PTT PCL (Foreign)	(b)		341,600	2,031
Thai Oil PCL (Foreign)	(b)		365,800	668
				2,992
Real Estate
MBK PCL (Foreign)	(b)		207,300	240
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	(b)		646,900	1,702
Total Access Communication PCL	(a)		350,000	1,127
				2,829
				14,719
Turkey (4.3%)
Airlines
Turk Hava Yollari	(a)		546,908	2,924
Building Products
Trakya Cam Sanayi AS			119,035	424
Commercial Banks
Turkiye Garanti Bankasi AS	(a)		970,501	2,898
Yapi ve Kredi Bankasi AS	(a)		781,963	3,252
				6,150
Construction Materials
Akcansa Cimento AS			391,581	2,108
Diversified Operations
Haci Omer Sabanci Holding			145,000	748
Food & Staples Retailing
BIM Birlesik Magazalar A.S.	(a)		74,230	1,861
Industrial Conglomerates
Enka Insaat ve Sanayi AS			72,038	787
Media
Dogan Yayin Holding AS	(a)		709,173	1,843
Hurriyet Gazetecilik AS			740,892	2,201
				4,044
				19,046
United States (0.4%)
Cheng Shin Rubber Industry Co., Ltd.
Central European Distribution Corp.	(a)		41,900	1,785
TOTAL COMMON STOCKS
(Cost $281,940)				416,552
INVESTMENT COMPANIES (1.0%)
India (0.7%)
Morgan Stanley Growth Fund	(a)(c)		4,694,400	2,936
Poland (0.3%)
NFI Empik Media & Fashion S.A.	(a)		762,586	1,333
TOTAL INVESTMENT COMPANIES
(Cost $2,299)				4,269

			Face
			Amount
			(000)
DEBT INSTRUMENTS (0.0%)
India (0.0%)
Metals & Mining
Shri Ishar Alloy Steels Ltd. 15.00% (expired maturity)
(Cost $409)	(b)	INR	581	—	@

			No. of
			Warrants
WARRANTS (0.0%)
Thailand (0.0%)
Sino Thai Engineering & Construction PCL, expiring 4/18/08
(Cost $13)	(a)(b)		168,333	22

			Face
			Amount
			(000)
SHORT-TERM INVESTMENT (3.0%)
United States (3.0%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 3.70%
dated 9/30/05, due 10/3/05
repurchase price $13,070
(Cost $13,066)	(e)	$13,066		13,066
TOTAL INVESTMENTS+ (98.3%)(Cost $297,727)				433,909
OTHER ASSETS IN EXCESS OF LIABILITIES (1.7%)				7,653
NET ASSETS (100%)				$441,562

(a)	Non-income producing.
(b)	Security was valued at fair value — At September 30, 2005, the Fund held $10,336,000 of fair valued securities, representing 2.3% of net assets.
(c)	Investment in Security of Affiliated Issuer — The Morgan Stanley Growth Fund, acquired at a cost of $891,309, is advised by an affiliated of the Adviser. During the period ended September 30, 2005, there were no purchases or sales of this security. The Fund did not derived any income from this security during the period ended September 30, 2005.
(d)	144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $297,727,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $136,182,000 of which $149,832,000 related to appreciated securities and $13,650,000 related to depreciated securities.

@	Face Amount/Value is less than $500
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
INR	Indian Rupee

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to Deliver		Value	Settlement	In Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	732	$328	10/4/05	USD	328	$328	$—	@
BRL	674	302	10/5/05	USD	303	303	1
HKD	1,415	182	10/3/05	USD	182	182	—	@
PLN	779	239	10/3/05	USD	239	239	—	@
THB	287	7	10/3/05	USD	7	7	—	@
THB	10,385	253	10/3/05	USD	253	253	—	@
TRY	546	406	10/3/05	USD	404	404	(2)
TRY	66	49	10/4/05	USD	49	49	—	@
USD	61	61	10/3/05	BRL	136	61	—	@
USD	610	610	10/4/05	ZAR	3,924	617	7
USD	333	333	10/5/05	ZAR	2,140	337	4
USD	587	587	10/6/05	ZAR	3,745	589	2
USD	83	83	10/7/05	ZAR	529	83	—	@
ZAR	75,766	11,879	11/14/05	USD	11,851	11,851	(28)
		$15,319				$15,303	$(16)

BRL	- Brazilian Real
HKD	- Hong Kong Dollar
PLN	- Polish Zloty
THB	- Thai Baht
TRY	- Turkish Lira
USD	- U.S. Dollar
ZAR	- South African Rand

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2005